OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other Non-current assets

	2025	2024
Contract assets (Note 12)	$38.8	$41.6
Advance payments for property, plant and equipment	3.3	30.0
Investment in finance leases (Note 16)	126.0	135.9
Non-current receivables	94.7	61.5
Investment tax credits	303.4	268.6
Other	91.6	64.7
	$657.8	$602.3